Deconsolidation	12 Months Ended
Dec. 31, 2024
Deconsolidation
Deconsolidation

Note 4 — Deconsolidation

During the year ended December 31, 2023, the Company disposed of Shenzhen Youmi, Qianhai Youshi, Shenzhen Tianyuemeng and their subsidiaries.

On May 31, 2023, the Company’s board approved the equity transfer agreement between Shenzhen Haiyun and Wanglihua, to transfer 100% equity interest of Shenzhen Youmi Technology Co., Ltd. and its subsidiary, Horgos Youmi Technology Co., Ltd, to Wanglihua. The Company recognized a loss of RMB 10 from the transfer.

On September 28, 2023, the Company’s board approved the equity transfer agreement between Shanghai Mengyun and Nengshen, to transfer 100% equity interest of Shenzhen Qianhai Youshi Technology Co., Ltd and its subsidiaries Shenzhen Yijia Network Technology Co., Ltd., Horgos Youshi Network Technology Co., Ltd. and Kashgar Youshi Information Technology Co., Ltd. to Nengshen. The Company recognized a loss of RMB 3,491,441 from the transfer.

On September 28, 2023, the Company’s board approved the equity transfer agreement between Shenzhen Mengyun and Nengshen, to transfer 100% equity interest of Shenzhen Tianyuemeng Technology Co., Ltd. and its subsidiary, Horgos Tianyuemeng Technology Co., Ltd, to Nengshen. The Company recognized a loss of RMB 1,672,887 from the transfer.

Since the disposal did not represent any strategic change of the Company’s operation, the disposal was not presented as discontinued operations.

Net assets of the entities disposed and loss on disposal was as follows:

	Shenzhen	Qianhai	Shenzhen	Total
	Youmi	Youshi	Tianyuemeng	RMB
Total current assets	190,895	19,941,843	46,349,666	66,482,404
Total other assets		491,638	39,323	530,961
Total assets	190,895	20,433,481	46,388,989	67,013,365
Total current liabilities	1,087,529	9,942,040	41,716,102	52,745,671
Total net assets	(896,634)	10,491,441	4,672,887	14,267,694
Total consideration
Total loss on disposal	(10)	(3,491,441)	(1,672,887)	(5,164,338)